INCOME TAX MATTERS (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred tax asset, at beginning	€ 9,207	€ 8,178
Deferred tax asset recognized in profit or loss	1,733	1,029
Deferred tax asset, at ending	10,940	9,207
Limitation on deductibility of Spanish CIT, at beginning	7,086	5,986
Recognized in profit or loss limitation on deductibility of Spanish CIT	964	1,100
Deferred tax assets limitation on deductibilities of Spanish CIT, at ending	8,050	7,086
Deferred tax assets limitation on deductibility of Spanish CIT, at beginning	(643)
Recognized in profit or loss limitation on deductibility of Spanish CIT	(699)	(642)
Deferred tax assets limitation on deductibilities of Spanish CIT, at ending	(1,341)	(643)
Deferred tax assets tax losses carried forward, at beginning		854
Deferred tax asset tax losses carried forward recognized in profit or loss	1,411	(854)
Deferred tax assets tax losses carried forward, at ending	1,411
Deferred tax financial expenses deductibility, at beginning	925
Deferred tax asset financial expenses deductibility in profit or loss	(925)	925
Deferred tax financial expenses deductibility, at ending		925
Deferred tax asset share-based payments, at beginning	1,838	1,338
Deferred tax asset share-based payments recognized in profit or loss	1,459	500
Deferred tax asset share-based payments, at ending	3,297	1,838
Share-based payments - vested shares, at beginning
Share-based payments - vested shares in profit or loss	(477)
Share-based payments - vested shares, at ending	(477)
Deferred tax liability, at beginning
Deferred tax liabilities recognized in profit or loss	(1,268)
Deferred tax liabilities	(1,268)
Deferred tax asset exchange differences, at beginning
Recognized in profit or loss exchange differences	(1,268)
Deferred tax asset exchange differences, at ending	€ (1,268)